Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	The Marzetti Company
Entity Incorporation, State or Country Code	OH
Entity File Number	000-04065
Entity Tax Identification Number	13-1955943
Entity Address, Address Line One	380 Polaris Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Westerville
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43082
City Area Code	(614)
Local Phone Number	224-7141
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	MZTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000057515
Amendment Flag	false